15008263

NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

September 11, 2015

Received SEC

SEP 1 1 2015

Washington, DC 20549

CERT NYSE

File No. 001-36900

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Class A Common Stock, par value $.01 per share of MSG Spinco, Inc. (Name to be changed to The Madison Square Garden Company) under the Exchange Act of 1934.

Sincerely,